Insurance Contracts_Sensitivity Analysis Of Non life Insurance Risk(Details) - Non-life insurance - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Surrenders and termination rates | Bottom Of Range Member [Member]
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)	(10.00%)
Effect on LAT	₩ (481,587)	₩ (399,768)
Surrenders and termination rates | Top Of Range Member [Member]
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 440,697	₩ 363,663
Loss ratio | Bottom Of Range Member [Member]
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)	(10.00%)
Effect on LAT	₩ (4,235,661)	₩ (3,365,242)
Loss ratio | Top Of Range Member [Member]
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 4,235,661	₩ 3,365,242
Insurance operating expenses ratio | Bottom Of Range Member [Member]
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)	(10.00%)
Effect on LAT	₩ (332,885)	₩ (293,299)
Insurance operating expenses ratio | Top Of Range Member [Member]
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 332,885	₩ 293,299
Discount rate | Bottom Of Range Member [Member]
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(0.50%)	(0.50%)
Effect on LAT	₩ 1,608,051	₩ 1,490,817
Discount rate | Top Of Range Member [Member]
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	0.50%	0.50%
Effect on LAT	₩ (1,297,557)	₩ (1,254,409)